Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Cash and cash equivalents
Cash on hand	¥ 4,465	¥ 783	¥ 576
Cash at bank	6,323,656	6,414,658	6,488,637
Cash and cash equivalents as presented in the consolidated statements of financial position and in the consolidated statements of cash flows	¥ 6,328,121	¥ 6,415,441	¥ 6,489,213